LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, right-of-use assets	$ 1,649	$ 1,768
Depreciation charge and impairment charges, right-of-use assets	(197)
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, right-of-use assets	864
Depreciation charge and impairment charges, right-of-use assets	(55)
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount, right-of-use assets	785
Depreciation charge and impairment charges, right-of-use assets	$ (142)